UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 99.0%
COMMODITIES 1.8%
SPDR Gold shares(a)	50,571	$6,353,740

COVERED CALL 16.5%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	112,354	1,420,154
BlackRock Enhanced Capital and Income Fund	160,722	2,214,749
Columbia Seligman Premium Technology Growth Fund	94,631	1,760,137
Eaton Vance Enhanced Equity Income Fund II	64,524	887,850
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	900,191	13,583,882
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,335,625	14,304,544
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	533,377	5,872,481
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,564,616	13,580,867
Nuveen Dow 30SM Dynamic Overwrite Fund	111,185	1,603,288
Nuveen NASDAQ 100 Dynamic Overwrite Fund	99,053	1,874,083
Nuveen S&P 500 Buy-Write Income Fund	201,719	2,670,759
		59,772,794
EMERGING MARKETS EQUITY 3.2%
iShares MSCI Emerging Markets ETF	92,886	3,478,581
Templeton Emerging Markets Fund	301,134	3,803,322
Templeton Emerging Markets Investment Trust PLC(b)	558,814	4,170,576
		11,452,479
EQUITY TAX—ADVANTAGED 17.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	881,071	17,753,581
Eaton Vance Tax-Advantaged Global Dividend Income Fund	409,944	6,108,166
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	154,281	3,343,269
Gabelli Dividend & Income Trust	819,967	15,751,566
John Hancock Tax-Advantaged Dividend Income Fund	553,412	13,525,389
Nuveen Tax-Advantaged Dividend Growth Fund	192,319	2,855,937
Nuveen Tax-Advantaged Total Return Strategy Fund	229,287	2,756,030
		62,093,938
FINANCIAL 1.4%
Financial Select Sector SPDR Fund	268,720	5,186,296

GLOBAL HYBRID (GROWTH & INCOME) 2.1%
Clough Global Opportunities Fund	437,521	4,230,828

1

	Number of Shares	Value
LMP Capital and Income Fund	240,611	$3,279,528
		7,510,356
GOVERNMENT 0.5%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	162,706	1,820,680

HEALTH/BIOTECH 0.7%
Gabelli Healthcare and WellnessRx Trust	230,003	2,396,631

HIGH YIELD 1.3%
New America High Income Fund	128,421	1,182,758
Pioneer High Income Trust	334,459	3,515,164
		4,697,922
INVESTMENT GRADE 1.3%
PIMCO Corporate and Income Opportunity Fund	326,583	4,771,378

MASTER LIMITED PARTNERSHIPS 11.1%
ClearBridge Energy MLP Fund	78,989	1,285,941
ClearBridge Energy MLP Opportunity Fund	82,257	1,094,018
Fiduciary/Claymore MLP Opportunity Fund	104,969	1,656,411
First Trust Energy Income and Growth Fund	511,677	13,861,330
First Trust MLP and Energy Income Fund	83,296	1,379,382
First Trust New Opportunities MLP & Energy Fund	230,146	3,143,794
Kayne Anderson Energy Total Return Fund	250,834	2,942,283
Kayne Anderson MLP Investment Company	276,803	5,710,446
Neuberger Berman MLP Income Fund	211,713	1,964,696
Nuveen Energy MLP Total Return Fund	71,178	933,855
Tortoise Energy Infrastructure Corp.	132,533	4,075,390
Tortoise MLP Fund	102,421	2,047,396
		40,094,942
MULTI-SECTOR 16.1%
AllianzGI Convertible & Income Fund	921,566	6,220,570
AllianzGI Convertible & Income Fund II	1,281,078	7,596,792
PIMCO Dynamic Credit Income Fund	625,322	12,750,316
PIMCO Dynamic Income Fund	365,468	10,408,529
PIMCO High Income Fund	147,660	1,470,694
PIMCO Income Opportunity Fund	389,556	9,022,117
PIMCO Income Strategy Fund II	1,109,374	10,572,334
		58,041,352
MUNICIPAL 3.5%
Invesco Municipal Trust	50,587	697,595

2

	Number of Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	47,153	$688,434
Nuveen Dividend Advantage Municipal Fund 3	514,752	8,102,197
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	107,001	1,719,506
Nuveen Quality Municipal Income Fund	43,542	656,178
Putnam Managed Municipal Income Trust	105,851	843,632
		12,707,542
PREFERRED 3.2%
Flaherty & Crumrine Total Return Fund	59,681	1,249,720
Nuveen Preferred & Income Term Fund	104,215	2,565,773
Nuveen Preferred Income Opportunities Fund	775,719	7,772,705
		11,588,198
REAL ESTATE 3.0%
CBRE Clarion Global Real Estate Income Fund	176,394	1,481,709
Nuveen Real Estate Income Fund	654,610	7,776,767
Real Estate Select Sector SPDR Fund	46,983	1,539,633
		10,798,109
SENIOR LOAN 7.9%
Ares Dynamic Credit Allocation Fund	136,866	2,032,460
BlackRock Floating Rate Income Trust Fund	59,799	808,482
Eaton Vance Floating-Rate Income Trust	95,174	1,351,471
Eaton Vance Senior Floating-Rate Trust	145,078	2,049,952
Eaton Vance Senior Income Trust	254,234	1,637,267
First Trust Senior Floating Rate Income Fund II	106,340	1,453,668
Invesco Dynamic Credit Opportunities Fund	223,143	2,624,162
Nuveen Credit Strategies Income Fund	1,337,969	11,345,977
Nuveen Floating Rate Income Fund	139,195	1,535,321
Nuveen Floating Rate Income Opportunity Fund	157,923	1,746,628
Nuveen Senior Income Fund	160,565	1,050,095
Pioneer Floating Rate Trust	86,835	1,024,653
		28,660,136
U.S. GENERAL EQUITY 7.1%
Consumer Discretionary Select Sector SPDR Fund	67,248	5,382,530
Gabelli Equity Trust	1,673,808	9,440,277
Source Capital	50,276	1,845,129
SPDR S&P 500 ETF Trust	33,025	7,143,308
Vanguard S&P 500 ETF Trust	10,197	2,026,042
		25,837,286

3

		Number of Shares	Value
U.S. HYBRID (GROWTH & INCOME) 1.1%
Calamos Strategic Total Return Fund		174,606	$1,794,949
Guggenheim Strategic Opportunities Fund		107,134	2,047,331
			3,842,280
TOTAL CLOSED-END FUNDS (Identified cost—$318,473,041)			357,626,059

SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(c)		800,000	800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$800,000)			800,000
TOTAL INVESTMENTS (Identified cost—$319,273,041)	99.2%		358,426,059

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		2,878,619
NET ASSETS (Equivalent to $13.28 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$361,304,678

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.2% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)	Rate quoted represents the annualized seven-day yield of the Fund.

4

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2016.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds:
Emerging Markets Equity	$11,452,479	$7,281,903	$4,170,576	$—
Other Industries	346,173,580	346,173,580	—	—
Short-Term Investments	800,000	—	800,000	—
Total Investments(a)	$358,426,059	$353,455,483	$4,970,576	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$319,273,041
Gross unrealized appreciation	$49,115,749
Gross unrealized depreciation	(9,962,731)
Net unrealized appreciation	$39,153,018

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 23, 2016